Regulatory Reserve for Credit Loss	12 Months Ended
Dec. 31, 2017
Disclosure Of Regulatory Capital Requirements Under Regulation On Supervision Of Banking Business [Abstract]
Disclosure of regulatory capital requirements under regulation on supervision of banking business [Text block]

32. REGULATORY RESERVE FOR CREDIT LOSS

In accordance with Paragraph 1 and 2 of Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if the estimated provisions for credit loss under IFRS for the accounting purpose are lower than those in accordance with the provisions under the RSBB, the Group shall disclose the difference as the planned regulatory reserve for credit loss.

(1)	Balance of the planned regulatory reserve for credit loss is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017
Beginning balance	2,255,252	2,438,191
Planned provision of regulatory reserve for credit loss	182,939	140,266

Ending balance	2,438,191	2,578,457

(2)	Planned reserves provided, adjusted net income after the planned reserves provided and adjusted earnings per share after the planned reserves provided are as follows (Unit: Korean Won in millions, except for earnings per share amount):

	For the years ended December 31
	2015	2016	2017
Net income	1,075,392	1,277,533	1,530,088
Provision of regulatory reserve for credit loss	499,110	182,939	140,266
Adjusted net income after the provision of regulatory reserve	576,282	1,094,594	1,389,822
Adjusted EPS after the provision of regulatory reserve (Unit: Korean Won)	584	1,320	1,817